Accrued Expenses and Other Liabilities (Details) - Schedule of accrued expenses and other liabilities - USD ($)	Sep. 30, 2021	Mar. 31, 2021
Schedule of accrued expenses and other liabilities [Abstract]
Accrued payroll and welfare	$ 671,285	$ 463,232
Other payable for leasehold improvements	1,474,377	1,532,075
Accrued professional service expenses	308,211	231,992
Other current liabilities	906,983	819,677
Total	$ 3,360,856	$ 3,046,976